Long-term and Short-term Debt (Long-term and Short-term Outstanding) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Long-term Debt	$ 1,715	$ 2,027
Long-term debt	1,704	2,014
Short-term debt	100	100
Total	$ 1,804	2,114
Surplus Notes, Affiliated [Member]
Debt Instrument [Line Items]
Interest Rate Range Minimum	3.00%
Interest Rate Range Maximum	7.38%
Weighted Average Interest Rate	6.59%
Debt Instrument, Maturity Date Range, End	Dec. 15, 2037
Long-term Debt	$ 695	883
Surplus notes
Debt Instrument [Line Items]
Interest Rate Range Minimum	7.63%
Interest Rate Range Maximum	7.88%
Weighted Average Interest Rate	7.80%
Debt Instrument, Maturity Date Range, Start	Jan. 15, 2024
Debt Instrument, Maturity Date Range, End	Nov. 01, 2025
Long-term Debt	$ 502	701
Mortgage Loans, Affiliated [Member]
Debt Instrument [Line Items]
Interest Rate Range Minimum	2.13%
Interest Rate Range Maximum	7.26%
Weighted Average Interest Rate	4.10%
Long-term Debt	$ 0	242
Senior Notes Affiliated [Member]
Debt Instrument [Line Items]
Interest Rate Range Minimum	0.92%
Interest Rate Range Maximum	2.78%
Weighted Average Interest Rate	2.09%
Debt Instrument, Maturity Date Range, Start	Oct. 17, 2021
Debt Instrument, Maturity Date Range, End	Jun. 01, 2022
Long-term Debt	$ 50	78
Notes Payable, Other Payables [Member]
Debt Instrument [Line Items]
Interest Rate Range Minimum	1.36%
Interest Rate Range Maximum	8.00%
Weighted Average Interest Rate	3.12%
Debt Instrument, Maturity Date Range, Start	Sep. 12, 2016
Debt Instrument, Maturity Date Range, End	Sep. 28, 2030
Long-term Debt	$ 457	$ 110